July 25, 2022

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:

BNY Mellon Variable Investment Fund
-Appreciation Portfolio

File No.: 811-05125

CIK No.: 0000813383

BNY Mellon Appreciation Fund, Inc.

File No.: 811-03081

CIK No.: 0000318478

BNY Mellon Worldwide Growth Fund, Inc.

File No.: 811-07512

CIK No.: 0000897569

BNY Mellon Investment Funds IV, Inc.
-BNY Mellon Tax Managed Growth Fund

(the "Funds")

File No.: 811-05202

CIK No.: 0000819940

To Whom It May Concern:

Pursuant to Rule 14a under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find one copy of the preliminary proxy materials for the above-referenced Funds.

It is anticipated that proxy materials will be mailed to shareholders of record on or about August 18, 2022. The shareholder meeting is scheduled for October 4, 2022.

If you have any questions, please do not hesitate to contact me at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Senior Analyst/Paralegal